Impairment and onerous contracts	12 Months Ended
Dec. 31, 2019
Impairment and onerous contracts
Impairment and onerous contracts

20.   Impairment and onerous contracts

The impairment losses recognized in the year are presented below:

	Income statement
	Impairment
Segments by class of assets	2019	2018	2017
Property, plant and equipment and intangibles
Base metals – nickel	2,511	—	133
Coal	1,691	—	—
Other assets	119	184	138
Impairment of non-current assets	4,321	184	271

Onerous contracts	240	393	—
Disposals of non-current assets	513	322	23
Impairment and disposals of non-current assets	5,074	899	294

a) Impairment of non‑financial assets

The Company has carried out an impairment test for the assets that a triggering event was identified and for goodwill. The recoverable amount of each Cash Generating Unit (“CGU”) under the impairment testing was assessed using fair value less costs of disposal model (“FVLCD”), through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy.

The cash flows were discounted using a post-tax discount rate, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the risks specific to the asset. The Company used its weighted average cost of capital (“WACC”) as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Iron ore and Pellets - During 2019, the Company did not identify any changes in the circumstances or indicators that would indicate an impairment trigger of the Iron ore and Pellets CGU. However, Management undertook an impairment testing for the goodwill and, based on the net present value of post-tax cash flows discounted at 6.3%,  no impairment loss was identified as well. Of the total goodwill (note 18), US$1,770 is allocated to the group of ferrous minerals.

Coal - In 2019, the Company identified that the expected yield of metallurgical coal and thermal coal will not be achieved, mostly due to technical issues on the project and operation of the assets related to this CGU. Management also conducted a detailed review of the mining plan, leading to a significant reduction on the proven and probable reserves. In addition, Management has lowered its long-term price assumption for both metallurgical and thermal coal, based on the current market outlook for coal.

Therefore, the Company has carried out an impairment test for the coal CGU and the assets related to the coal business were impaired in full. As a result, the Company recognized an impairment charge of US$1,691 as at December 31, 2019, based on the net present value of post-tax cash flows discounted at 9.2%.

Base metals, Nickel – The New Caledonian operation has experienced challenging issues throughout 2019, mainly in relation to production and processing. Thus, the Company has revised the business plan of this CGU, reducing the expected production levels of its refined nickel product for remaining useful life of the mine. The new business strategy for this CGU led to an impairment charge of US$2,511 recorded as at December 31, 2019, based on the net present value of post-tax cash flows discounted at 5.2%. The CGU’s carrying amount after the impairment charge is US$ 404 as at December 31, 2019.

The individual assumptions subject to the most estimation uncertainty for the FVLCD calculation are the nickel price and the discount rate. To illustrate these sensitivities, the carrying value would be fully impaired by an increase to the discount rate of 5.6%, or a reduction of US$1,150 per ton to the nickel long-term price, if all other inputs remained constant.

In 2017, an underground mine in Sudbury (Stobie) that was affected by seismic activities and the cost to repair the asset is deemed not recoverable in the current market conditions. Therefore, the Company has placed this asset on “care and maintenance” and an impairment of US$133 was recognized in the income statement.

Of the total goodwill (note 18), US$1,859 is allocated to the group of nickel CGUs. Although, an impairment loss was recognized in relation to the New Caledonia CGU, the impairment testing over the goodwill demonstrates that there would be no impairment loss in relation to that goodwill allocated to the nickel business, based on the net present value of post-tax cash flows discounted using rates ranging from 5% to 6%.

Other assets – The Company has undertaken a review on the business plan of its biological assets leading to a reduction in the expected operational capacity of these assets. Management has also reviewed its long-term price assumption based on the current market condition. Thus, the Company carried out an impairment test and an impairment loss of US$119 (2018: US$184) was recognized in the income statement.

b)   Onerous contract

In 2019, the Company reviewed its expectation of iron ore production and sales volumes of the Midwest system. Following the revised plan for the upcoming years, the Company has recognized an additional provision of US$240 (2018: US$393) in relation to the costs of certain long-term contracts, with minimum guaranteed volume for fluvial transportation and port structure.

c)   Disposals of assets

Refers to non-viable projects and operating assets written off through sale or obsolescence. Additionally, includes assets write-off of the Córrego do Feijão mine and those related to the other upstream dams in Brazil, as described in note 3e.

 Accounting policy

Impairment of non‑financial assets - Non‑financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset‘s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non‑current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine whether an impairment trigger has occurred and to prepare the Company’s cash flows. Management uses the budgets approved as a starting point and key assumptions are, but not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit.

These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and, therefore, may affect the recoverable value of assets.